Severance Indemnities and Pension Plans (Summary for Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Domestic, Japan | Pension benefits and SIPs
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	¥ 21,768	¥ 24,655
Accumulated benefit obligations	21,768	24,655
Fair value of plan assets	5,304	7,771
Foreign offices and subsidiaries | Pension benefits and other benefits
Defined benefit plan, pension plans with accumulated benefit obligations in excess of plan assets:
Projected benefit obligations	93,518	94,145
Accumulated benefit obligations	67,399	66,949
Fair value of plan assets	¥ 8,275	¥ 9,708